Inventories, Net (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of financial assets [line items]
Finished products	₪ 81,283	$ 25,481	₪ 83,216
Inventory in transit	13,597	4,262	16,111
Less - Provision of slow-moving inventory	(806)	(253)	(1,093)
Total Inventories	₪ 94,074	$ 29,490	₪ 98,234